Reinsurance - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allstate Life Insurance Company
Reinsurance [Line Items]
Reinsurance recoverables	87.90%
Non-affiliates
Reinsurance [Line Items]
Reinsurance recoverables	12.10%
Non-affiliates | Rated A- or better
Reinsurance [Line Items]
Reinsurance recoverables	98.00%	98.00%